SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

30. SEGMENT INFORMATION

        The Group's chief operating decision maker ("CODM") is the Chief Executive Officer who as of December 31, 2011 reviews the results of four operating segments when making decisions about allocating resources and assessing performance. The segments are film distribution, film investment and production, movie theater, and talent agency.

        The film distribution segment generates revenue from external customers. Its revenues comprise the Group's share of movie theater box office sales for the Group's distribution services and, to the extent the Group has distribution rights outside the PRC, the revenues the Group derives from those arrangements.

        Its cost of revenues includes:

  (1)
  the amortization of the cost of acquiring the distribution right and the participation right; and

  (2)
  the amount that the Group remits to the producers when they are entitled to share the box office sales with the Group based on the distribution arrangement. In the case where the Group produces the film, this amount includes any amount paid by the distribution entities to producing entities within the Group.

        The film investment and production segment generates revenues both from external customers and, through inter-segment transactions, from the Group's own distribution entities.

        The film investment and production segment generates revenues from external customers where the Group invested in a film but does not act as the principal distributor. For films in which the Group acquires all or part of the copyright, these include revenues from the sale of distribution rights and licensing fees to third-party distributors. For films in which the Group does not acquire any copyright, these include revenues from the Group's share of the net profit from distribution agreements with third-party producers.

        Revenue from internal customers comprises revenues received from the distribution entities within the Group who distribute the film.

        Its cost of revenues includes the amortization of production costs.

        The talent agency segment generates revenues from external customers for its talent agency related business. The movie theater segment generates admissions and concession revenues at the box office from external customer, and other revenues which primarily consist of screen advertising revenues. Its cost of revenue mainly includes film rental costs.

        The profitability measure employed by the Group and its CODM for making decisions about allocating resources to segments and assessing segment performance is gross profit less film participation expense. Segments follow the same accounting policies as those described in Note 2.

        The Group's CODM does not assign assets to these segments. Currently, it is not practical to show assets by reportable segments.

        The following table presents selected financial information relating to the Group's segments:

	For the year ended December 31, 2009(1)
	Film distribution	Film investment and production	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	35,331,320	2,038,491	1,002,740	—	38,372,551
Intersegment revenues	—	14,063,747	—	(14,063,747)	—
Cost of revenues	(21,925,682)	(11,345,790)	(680,736)	14,063,747	(19,888,461)
Film participation expenses	—	(1,244,848)	—	—	(1,244,848)

Segment profit	13,405,638	3,511,600	322,004	—	17,239,242

(1)
There was no movie theater segment in 2009 since the Group acquired those movie theaters in April 2010 and July 2011.

	For the year ended December 31, 2010
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	36,260,981	3,089,161	2,136,451	11,333,193	—	52,819,786
Intersegment revenues	279,560	17,211,668	—	—	(17,491,228)	—
Cost of revenues	(22,129,328)	(15,375,079)	(1,172,549)	(5,316,125)	17,491,228	(26,501,853)
Film participation expenses	—	(696,101)	—	—	—	(696,101)

Segment profit	14,411,213	4,229,649	963,902	6,017,068	—	25,621,832

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	92,598,838	6,176,820	1,349,186	26,036,426	—	126,161,270
Intersegment revenues	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenues	(57,979,720)	(43,480,636)	(117,487)	(11,425,140)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	1,231,699	14,611,286	—	59,381,953

        Reconciliation from consolidated segment profit to consolidated financial statements:

	For the years ended December 31,
	2009	2010	2011
Consolidated segment profit	17,239,242	25,621,832	59,381,953
Sales and marketing	(8,887,971)	(7,213,519)	(18,506,262)
General and administrative	(2,789,416)	(9,305,393)	(28,371,497)
Government subsidies	—	88,147	220,559
Net interest and exchange loss	(145,767)	(377,010)	1,406,477
Gain on extinguishment of liability	—	488,799	—
Interest income from TV series investment	—	856,788	141,545
Other income		225,095	770,081
Changes in fair value of warrants	119,451	—	—
Changes in fair value of derivatives	90,000	(14,528,000)	—

Income (loss) before income tax provision	5,625,539	(4,143,261)	15,042,856

  Geographical information

        The Group operates in the PRC and all of the Group's long lived assets are located in the PRC.

        Revenues, classified by the major geographic areas in which the Group's customers are located (based on the address of the customer who contracted with the Group), were as follows:

	For the years ended December 31,
	2009	2010	2011
Revenues from the PRC	38,026,450	47,153,418	115,478,174
Revenues from countries other than the PRC	346,101	5,666,368	10,683,096

Total	38,372,551	52,819,786	126,161,270